Schedule II - Condensed Financial Information of Registrant - Condensed Statements of Cash Flows of Registrant (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income (loss)	$ 24.0	$ 39.8	$ (51.4)	$ 260.8	$ 36.2	$ (93.0)	$ 15.9	$ 7.0	$ 273.2	$ (33.9)	$ (512.4)
Adjustments to reconcile net (loss) income to operating cash flows from continuing operations:
Depreciation of properties and amortization of intangibles									132.2	120.4	107.4
Stock-based compensation									52.9	70.8	66.0
Amortization of debt issuance costs									15.5	18.3	17.2
Amortization of debt discount									1.8	2.8	4.8
Write-off of discounts and debt issuance costs on retired debt									2.5	5.8	12.8
Dividends from subsidiaries									12.2	12.2	12.2
Gain On Contingent Purchase Price Adjustment											(8.5)
Changes in operating assets and liabilities:
Net change in cash due to continuing operating activities									840.1	913.3	289.8
Cash flows from investing activities:
Proceeds from investments sold, matured or repaid										35.1	70.8
Capital expenditures									(77.8)	(61.0)	(56.6)
Net change in cash due to continuing investing activities									(1,602.4)	(891.4)	(2,141.3)
Cash flows from financing activities:
Payments of Debt Issuance Costs									(7.0)	(9.3)	(44.8)
Common stock repurchased											(22.2)
Share based award tax withholding payments									(40.8)	(28.7)	(21.0)
Other financing activities, net									6.5	3.0	9.4
Net change in cash due to continuing financing activities									583.0	148.7	1,730.8
Cash and Cash Equivalents, Period Increase (Decrease)									(195.1)	(178.0)	(30.4)
Cash and cash equivalents at beginning of period				465.2				643.2	465.2	643.2	673.6
Cash and cash equivalents at end of period	270.1				465.2				270.1	465.2	643.2
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)									106.0	(198.8)	(556.8)
Adjustments to reconcile net (loss) income to operating cash flows from continuing operations:
Equity in net income of subsidiaries									497.8	(214.8)	(357.2)
Depreciation of properties and amortization of intangibles									0.3	0.3	0.5
Stock-based compensation									5.2	13.7	25.0
Amortization of debt issuance costs									6.1	2.7	4.4
Amortization of debt discount									1.0	3.3	1.8
Dividends from subsidiaries									118.9	63.5	65.7
Deferred income taxes									(205.9)	205.8	0.0
Gain On Contingent Purchase Price Adjustment									0.0	0.0	(8.5)
Changes in operating assets and liabilities:
Accounts payable and accrued and other current liabilities									(10.6)	(3.6)	29.0
Net change in cash due to continuing operating activities									(65.0)	(109.9)	(81.7)
Cash flows from investing activities:
Capital contributions to consolidated subsidiaries									(3.1)	(2.9)	(406.4)
Capital expenditures									0.0	(0.1)	(1.2)
Net change in cash due to continuing investing activities									(3.1)	(3.0)	(407.6)
Cash flows from financing activities:
Proceeds from senior secured notes									0.0	0.0	409.6
Payments of Debt Issuance Costs									0.0	0.0	(6.8)
Common stock repurchased									0.0	0.0	(22.1)
Share based award tax withholding payments									(16.4)	(17.8)	(18.3)
Other financing activities, net									6.5	4.4	4.1
Net change in cash due to continuing financing activities									(9.9)	(13.4)	366.5
Cash and Cash Equivalents, Period Increase (Decrease)									(78.0)	(126.3)	(122.8)
Cash and cash equivalents at beginning of period				$ 170.9				$ 297.2	170.9	297.2	420.0
Cash and cash equivalents at end of period	$ 92.9				$ 170.9				$ 92.9	$ 170.9	$ 297.2